UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21616

RMR F.I.R.E. FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR F.I.R.E. Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Thomas Perugini State Street Bank and Trust Company One Federal Street, 8th Floor Boston, Massachusetts 02110

Thomas Reyes, Esq. State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

RMR F.I.R.E. Fund

Portfolio of Investments  –  March 31, 2006 (unaudited)

Company	Shares	Value
Common Stocks – 90.9%
Financial Services – 35.7%
Banks – 10.7%
Farmers Capital Bank Corp.	3,035	$95,967
First Commonwealth Financial Corp.	28,000	410,480
First Horizon National Corp.	11,400	474,810
Firstmerit Corp.	12,800	315,648
FNB Corp.	28,500	487,350
Keycorp	7,100	261,280
National City Corp.	17,400	607,260
Regions Financial Corp.	13,200	464,244
Trustco Bank Corp. NY	23,400	284,778
U.S. Bancorp	10,000	305,000
		3,706,817
Thrifts – 7.7%
Beverly Hills Bancorp, Inc.	100	1,060
Capitol Federal Financial	17,400	562,020
Flagstar Bancorp, Inc.	25,000	377,500
New York Community Bancorp, Inc.	67,200	1,177,344
Washington Mutual, Inc.	13,000	554,060
		2,671,984
Other Financial Services - 17.3%
Alesco Financial Trust (a)(b)	150,000	1,500,000
American Capital Strategies, Ltd.	45,000	1,582,200
Capital Trust, Inc. *	4,900	152,488
CharterMac	44,200	897,260
Fannie Mae	13,000	668,200
Friedman Billings Ramsey Group, Inc. *	54,000	506,520
MCG Capital Corp.	46,500	656,115
		5,962,783
Total Financial Services (Cost $13,866,509)		12,341,584
Real Estate – 51.5%
Apartments – 1.6%
Post Properties, Inc. *	2,000	89,000
United Dominion Realty Trust, Inc. *	16,200	462,348
		551,348
Diversified – 13.6%
Bedford Property Investors, Inc. *	11,100	298,923
Commercial Net Lease Realty *	37,150	865,595
Centracore Properties Trust *	3,000	75,150
Cousins Properties, Inc. *	200	6,686
Crescent Real Estate Equities Co. *	92,400	1,946,868
Lexington Corporate Properties Trust *	38,500	802,725
Liberty Property Trust *	11,900	561,204
Newkirk Realty Trust, Inc. *	8,000	144,720
		4,701,871

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Health Care – 8.1%
Health Care Property Investors, Inc. *	16,850	$478,540
Health Care REIT, Inc. *	28,650	1,091,565
Healthcare Realty Trust, Inc. *	11,500	429,870
Medical Properties Trust, Inc. *	14,150	152,820
Nationwide Health Properties, Inc. *	27,400	589,100
Windrose Medical Properties Trust *	5,000	75,400
		2,817,295
Hospitality – 1.3%
Eagle Hospitality Properties Trust, Inc. *	36,500	367,920
Highland Hospitality Corp. *	7,000	88,970
		456,890
Industrial – 5.0%
EastGroup Properties, Inc. *	4,500	213,480
First Industrial Realty Trust, Inc. *	35,700	1,524,033
		1,737,513
Manufactured Homes – 2.6%
Sun Communities, Inc. *	25,000	883,750
Mortgage – 1.6%
American Mortgage Acceptance Co. *	1,500	24,075
iStar Financial Inc. *	14,000	535,920
		559,995
Office – 0.4%
Equity Office Properties Trust *	50	1,679
Maguire Properties, Inc. *	4,000	146,000
		147,679
Retail – 13.2%
CBL & Associates Properties, Inc. *	9,000	382,050
Feldman Mall Properties, Inc. *	1,000	12,250
Glimcher Realty Trust *	55,300	1,570,520
Heritage Property Investment Trust *	16,800	665,112
New Plan Excel Realty Trust *	40,650	1,054,461
Taubman Centers, Inc. *	2,000	83,340
The Mills Corp. *	28,100	786,800
		4,554,533
Specialty – 4.0%
Getty Realty Corp. *	4,000	116,400
Trustreet Properties, Inc. *	84,300	1,280,517
		1,396,917
Storage – 0.1%
Extra Space Storage, Inc. *	1,100	18,909
Total Real Estate (Cost $17,485,835)		17,826,700
Other – 3.7%
Iowa Telecommunication Services, Inc.	42,500	810,900
Panamsat Holding Corp.	19,100	474,062
Total Other (Cost $1,064,992)		1,284,962
Total Common Stocks (Cost $32,417,336)		31,453,246

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – 64.0%
Real Estate – 61.1%
Apartments – 10.5%
Apartment Investment & Management Co., Series U *	32,500	$811,200
Apartment Investment & Management Co., Series V *	27,700	700,810
Apartment Investment & Management Co., Series Y *	65,000	1,630,200
Home Properties, Inc., Series F *	18,800	483,160
		3,625,370
Diversified – 5.8%
Bedford Property Investors, Inc., Series B *	45,000	974,250
Cousins Properties, Inc., Series B *	20,000	507,600
Digital Realty Trust, Inc., Series A *	20,000	506,200
		1,988,050
Health Care – 3.4%
Health Care REIT, Inc., Series F *	26,900	685,950
OMEGA Healthcare Investors Inc., Series D *	19,000	493,905
		1,179,855
Hospitality – 17.4%
Eagle Hospitality Properties Trust, Inc., Series A *	14,000	351,610
Entertainment Properties Trust, Series B *	40,000	976,000
Equity Inns, Inc., Series B *	50,000	1,286,250
FelCor Lodging Trust, Inc., Series C *	64,000	1,601,280
Host Hotels & Resorts, Inc., Series E *	10,000	265,300
LaSalle Hotel Properties, Series A *	36,000	925,920
Strategic Hotels & Resorts, Inc., Series B *	13,700	344,555
Winston Hotels, Inc., Series B *	10,900	272,500
		6,023,415
Manufactured Homes – 0.4%
Affordable Residential Communities, Series A *	6,900	151,179
Mortgage – 10.4%
HomeBanc Corp., Series A *	10,000	255,000
MFA Mortgage Investments, Inc., Series A *	13,800	332,994
New Century Financial Corp., Series A *	20,000	491,000
RAIT Investment Trust, Series B *	59,000	1,500,075
Thornburg Mortgage, Inc., Series C *	40,000	1,008,000
		3,587,069
Office – 2.4%
Alexandria Real Estate Equities, Inc., Series C *	31,600	825,708
Retail – 10.8%
CBL & Associates Properties, Inc., Series D *	10,000	254,000
Glimcher Realty Trust, Series F *	26,500	675,750
Glimcher Realty Trust, Series G *	41,000	1,037,300
Ramco-Gershenson Properties Trust, Series B *	36,000	934,200
Taubman Centers, Inc., Series G *	15,000	384,300
The Mills Corp., Series E *	9,500	214,225
The Mills Corp., Series G *	11,500	244,950
		3,744,725
Total Real Estate (Cost $21,602,672)		21,125,371
Financial Services – 2.9%
Corts-UNUM Provident Financial Trust	38,000	1,014,220
Total Financial Services (Cost $982,300)		1,014,220
Total Preferred Stocks (Cost $22,584,972)		22,139,591

See notes to portfolio of investments.

Company	Shares	Value
Short-Term Investments – 1.7%
Other Investment Companies – 1.7%
SSgA Money Market Fund, 4.30%(c) (Cost $597,492)	597,492	$597,492
Total Investments – 156.6% (Cost $55,599,800) (d)		54,190,329
Other assets less liabilities – 1.2%		413,297
Preferred Shares, at liquidation preference – (57.8)%		(20,000,000)
Net Assets applicable to common shareholders – 100%		$34,603,626

Notes to Portfolio of Investments

*                      Real estate investment trust

(a)               Non-income producing security. The first quarterly cash distribution was declared on April 19, 2006.

(b)              144A securities. Securities restricted for resale to qualified institutional buyers.

(c)               Rate reflects 7 day yield as of March 31, 2006.

(d)              Although subject to adjustments to the extent 2006 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2006, are as follows:

Cost	$55,599,800

Gross unrealized appreciation	$1,450,682
Gross unrealized depreciation	(2,860,153)
Net unrealized depreciation	$(1,409,471)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2005, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 4, 2006

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 4, 2006